Summary of Significant Accounting Policies - Schedule of Common Stock Issuable Upon Vesting and Exercise (Details) - shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of shares outstanding [Line Items]
Shares issuable upon vesting of RSUs	115	822	5,630
Shares issuable upon exercise of stock options		8,460	14,813
PIPE Warrant [Member]
Schedule of shares outstanding [Line Items]
Shares issuable upon exercise of purchase of common stock			65,625
Lender Warrant [Member]
Schedule of shares outstanding [Line Items]
Shares issuable upon exercise of purchase of common stock		625	625
Underwriter Warrant [Member]
Schedule of shares outstanding [Line Items]
Shares issuable upon exercise of purchase of common stock		4,500	4,500
Restricted Stock Units (RSUs) [Member]
Schedule of shares outstanding [Line Items]
Shares issuable upon vesting of RSUs		822	5,818